Other payable (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Other Payable Details Abstract
Other payable to related parties	[1]	¥ 27,804	¥ 15,682
Accrued expenses		5,734	7,032
Other taxes payable		1,722	4,002
Total		¥ 35,260	¥ 26,716

[1]	See Note 29 of Notes to the Consolidated Financial Statements, Section 6. Reverse merger expenses payable to a related party, Section 7. Advisory expenses with a related party, Section 8. Intermediary agreement with a related party and Section 9. Funds provided by related parties for payments to certain loans payable for detailed disclosure.